Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment	Jun. 30, 2023
Building [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Building [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Machinery and Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Transportation Vehicles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Transportation Vehicles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Office Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Office Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	5 years